INCOME TAX (CREDIT) EXPENSE (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Provision for Income Tax

The provision for income tax consisted of:

	Year Ended December 31,
	2012	2011	2010
Income tax provision for current year:
Macau Complementary Tax	$203	$223	$165
Hong Kong Profits Tax	513	822	473
Profits tax in other jurisdictions	238	161	65

Sub-total	$954	$1,206	$703

(Over) under provision of income tax in prior years:
Macau Complementary Tax	$(171)	$3	$(18)
Hong Kong Profits Tax	32	142	(1)
Profits tax in other jurisdictions	1	(21)	8

Sub-total	$(138)	$124	$(11)

Deferred tax (credit) charge:
Macau Complementary Tax	$(3,676)	$(2,779)	$166
Hong Kong Profits Tax	(81)	(185)	58
Profits tax in other jurisdictions	(2)	(2)	4

Sub-total	$(3,759)	$(2,966)	$228

Total income tax (credit) expense	$(2,943)	$(1,636)	$920

Schedule of Reconciliation of Income Tax (Credit) Expense to Income (Loss) Before Income Tax

A reconciliation of the income tax (credit) expense to income (loss) before income tax per the consolidated statements of operations is as follows:

	Year Ended December 31,
	2012	2011	2010
Income (loss) before income tax	$395,729	$287,208	$(9,605)
Macau Complementary Tax rate	12%	12%	12%
Income tax expense (credit) at Macau Complementary Tax rate	47,487	34,465	(1,153)
Effect of different tax rates of subsidiaries operating in other jurisdictions	(556)	242	169
(Over) under provision in prior years	(138)	124	(11)
Effect of income for which no income tax expense is payable	(714)	(575)	(258)
Effect of expense for which no income tax benefit is receivable	17,317	12,191	7,868
Effect of tax holiday granted by Macau Government	(88,491)	(69,677)	(28,069)
Change in valuation allowance	22,152	21,594	22,374

	$(2,943)	$(1,636)	$920

Schedule of Deferred Tax Assets and Liabilities

The deferred tax assets and liabilities as of December 31, 2012 and 2011 consisted of the following:

	December 31,
	2012	2011
Deferred tax assets
Net operating loss carried forwards	$63,022	$60,782
Depreciation and amortization	105	24
Deferred deductible expenses	3,089	—

Sub-total	$66,216	$60,806

Valuation allowance
Current	$(21,054)	$(17,816)
Long-term	(45,057)	(42,966)

Sub-total	$(66,111)	$(60,782)

Total net deferred tax assets	$105	$24

Deferred tax liabilities
Land use rights	$(64,497)	$(68,552)
Intangible assets	(505)	(505)
Unrealized capital allowance	(1,348)	(971)

Total net deferred tax liabilities	$(66,350)	$(70,028)